Stock Incentive Plan (Details) - Schedule of stock option activity - SoundHound, Inc. [Member] - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 14, 2020
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Shares Available for Grant, Outstanding Beginning Balance		57,535	378,010
Outstanding Stock Options, Outstanding Beginning Balance		5,178,276	4,276,480
Weighted Average Exercise Price Per Share, Outstanding Beginning Balance (in Dollars per share)		$ 13.23
Weighted Average Remaining Contractual Term (Years), Outstanding Beginning Balance	6 years 5 months 8 days	6 years 9 months
Aggregate Intrinsic Value, Outstanding Beginning Balance (in Dollars)	$ 33,784,762	$ 36,987,000
Shares Available for Grant, Authorized	650,000	650,000
Shares Available for Grant, Granted		(936,542)
Outstanding Stock Options, Granted	1,446,350	936,542
Weighted Average Exercise Price Per Share, Granted (in Dollars per share)	$ 19.98	$ 37.99
Outstanding Stock Options, Options exercised	(68,679)	(392,064)
Weighted Average Exercise Price Per Share, Options exercised (in Dollars per share)	$ 2.82	$ 4.86
Average Intrinsic Value, Options exercised (in Dollars)	$ 1,138,159	$ 6,851,000
Shares Available for Grant, Awards forfeited or cancelled		320,137
Outstanding Stock Options, Awards forfeited or cancelled	(475,875)	(320,137)
Weighted Average Exercise Price Per Share, Awards forfeited or cancelled (in Dollars per share)	$ 13.76	$ 17.24
Shares Available for Grant, Oustanding Eanding Balance	57,535	91,130
Outstanding Stock Options, Oustanding Eanding Balance	5,178,276	5,402,617
Weighted Average Exercise Price Per Share, Oustanding Eanding Balance (in Dollars per share)	$ 13.23	$ 17.89
Weighted Average Remaining Contractual Term (Years), Oustanding Eanding Balance	6 years 9 months	6 years 10 months 13 days
Average Intrinsic Value, Oustanding Eanding Balance (in Dollars)	$ 36,986,641	$ 128,904,000
Outstanding Stock Options, Options excercisable as of September 30, 2021	3,222,699	3,122,639
Weighted Average Exercise Price Per Share, Options excercisable as of September 30, 2021 (in Dollars per share)	$ 10.15	$ 11.47
Weighted Average Remaining Contractual Term (Years), Options excercisable as of September 30, 2021	5 years 3 months 21 days	5 years 2 months 26 days
Average Intrinsic Value, Options excercisable as of September 30, 2021 (in Dollars)	$ 32,936,645	$ 94,561,000